Quarterly Financial Statments (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Statements [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Statements (unaudited)

($ in millions)	First quarter	Second quarter	Third quarter	Fourth quarter
2015
Net financing revenue	$850	$916	$970	$983
Other revenue	243	211	332	356
Total net revenue	1,093	1,127	1,302	1,339
Provision for loan losses	116	140	211	240
Total noninterest expense	695	724	674	668
Income from continuing operations before income tax expense	282	263	417	431
Income tax expense from continuing operations	103	94	144	155
Net income from continuing operations	179	169	273	276
Income (loss) from discontinued operations, net of tax	397	13	(5)	(13)
Net income	$576	$182	$268	$263
Basic earnings per common share
Net income (loss) from continuing operations	$0.23	$(2.24)	$0.49	$(1.94)
Net income (loss)	1.06	(2.22)	0.48	(1.97)
Diluted earnings per common share
Net income (loss) from continuing operations	$0.23	$(2.24)	$0.49	$(1.94)
Net income (loss)	1.06	(2.22)	0.47	(1.97)
2014
Net financing revenue	$821	$866	$889	$799
Other revenue	321	365	375	215
Total net revenue	1,142	1,231	1,264	1,014
Provision for loan losses	137	63	102	155
Total noninterest expense	713	821	742	672
Income from continuing operations before income tax expense	292	347	420	187
Income tax expense from continuing operations	94	64	127	36
Net income from continuing operations	198	283	293	151
Income from discontinued operations, net of tax	29	40	130	26
Net income	$227	$323	$423	$177
Basic earnings per common share
Net income from continuing operations	$0.27	$0.45	$0.47	$0.17
Net income	0.33	0.54	0.74	0.23
Diluted earnings per common share
Net income from continuing operations	$0.27	$0.45	$0.47	$0.17
Net income	0.33	0.54	0.74	0.23